Schedule of Annual Depreciation Rates, Property and Equipment (Details)	12 Months Ended
Nov. 30, 2013
Significant Accounting Policies Schedule Of Annual Rates Of Depreciation, Property And Equipment 1	33.00%
Significant Accounting Policies Schedule Of Annual Rates Of Depreciation, Property And Equipment 2	15.00%
Significant Accounting Policies Schedule Of Annual Rates Of Depreciation, Property And Equipment 3	6.00%